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Prime Money Market Portfolio


Semi-Annual Report
September 30, 1997

                             THE BEAR STEARNS FUNDS

                          Prime Money Market Portfolio
                             LETTER TO SHAREHOLDERS

                                                               November 13, 1997
Dear Shareholder:

We are pleased to present you with the first semi-annual report of the Prime Money Market Portfolio (the "Portfolio"). As you know, the Portfolio was launched on July 14, 1997, as a high-quality, diversified, taxable money market fund specifically designed for institutional investors and high net-worth individuals. To date, it has enjoyed steady asset growth and achieved competitive investment results. We appreciate your confidence during the early stages of the Portfolio's growth. As we go forward, we hope to expand our investment relationship with you through our dedication to service and adherence to the stated investment objectives which are: preservation of principal, liquidity and a competitive yield.

Although newly launched money market funds typically grow slowly at first, we are very pleased to report that the Portfolio's assets had grown to $90,000,000 as of November 13, 1997. At the same time, while investing in high-quality commercial paper, certificates of deposit, floating-rate notes and repurchase agreements, the Portfolio has produced a competitive net yield every week since inception. As compiled by IBC's Money Fund Report(TM), the Portfolio's net yield ranked among the Top 10 in the First Tier - Institutional Only category for each week beginning with the week ended July 22, 1997 and extending through the week ended November 11, 1997.1 On a monthly basis, the Portfolio's net yield exceeded IBC's Money Fund Report Averages(TM) - First Tier - Institutional Only average net yield by 26 basis points in each of August, September, and October.1 For the period July 14 through September 30, the effective yield was 5.72%. As of September 30, the 7-day yield was 5.60%.

During the third quarter of 1997, the Portfolio operated in an interest rate environment that was fairly volatile but generally trending lower for issues with a maturity of three months and longer. The less steeply-sloped yield curve reflected the market's outlook for moderate economic growth with little inflationary impact. Although the U.S. economy showed signs of faster economic growth in early October, the global equity market sell-off later in the month is expected to weaken many foreign economies and ultimately reduce growth in the U.S. to a more moderate pace with low inflation by the end of the fourth quarter. This suggests that the Federal Reserve Board will not need to tighten monetary policy for several months and, as a result, interest rates should remain fairly stable with a relatively flat yield curve. The appropriate investment strategy based upon this outlook is to extend maturities when possible subject to daily liquidity requirements and fluctuations in interest rates.

Again, we appreciate your support and welcome your ideas and inquiries.

Sincerely,




(/S/ROBERT S. REITZES)                      (/S/JOHN M. WINTERS)

Robert S. Reitzes                           John M. Winters
President                                   Senior Portfolio Manager
The Bear Stearns Funds                      Bear Stearns Funds Management



----------
1 The Net Yield represents past performance which is not a guarantee of future results. Yields are net of management fees and expenses. As of October 31, 1997, there were 163 funds in the taxable First Tier - Institutional Only category, and throughout all periods, some or all of the funds, including Bear Stearns', reported fee waivers from time to time. Without such waivers, the reported yields would have been lower.

                             THE BEAR STEARNS FUNDS

                          Prime Money Market Portfolio
                            PORTFOLIO OF INVESTMENTS
                               SEPTEMBER 30, 1997
                                   (UNAUDITED)
--------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT                                           INTEREST  MATURITY    MARKET
(000'S)                                             RATE      DATE       VALUE
--------------------------------------------------------------------------------
        CERTIFICATES OF DEPOSIT -- 28.17%
        BANK - DOMESTIC - 3.13%
$2,000  Bankers Trust Co. (P-1, A-1)* ............  5.650%  10/01/97 $ 1,999,237
                                                                     -----------
        BANK - FOREIGN - 3.13%
 2,000  Westpac Banking Corp. (P-1, A-1+) ........  5.970   03/23/98   2,000,531
                                                                     -----------
        YANKEE DOLLAR CERTIFICATES OF DEPOSIT - 21.91%
 2,000  Canadian Imperial Bank of Commerce,
           N.Y. (P-1, A-1+) ......................  5.950   06/29/98   2,000,448
 2,000  Dai-Itchi Kangyo Bank, Ltd., N.Y.
           (P-1, A-1) ............................  5.670   11/04/97   2,000,050
 3,000  Norinchukin Bank, Ltd.,  N.Y.
           (P-1, A-1+) ...........................  5.730   11/12/97   3,000,138
 1,000  Royal Bank of Canada, N.Y. (P-1, A-1+) ...  6.200   04/06/98   1,001,379
 2,000  Societe General, N.Y. (P-1+, A-1) ........  5.730   01/07/98   2,000,067
 2,000  Sumitomo Bank, Ltd., N.Y. (P-1, A-1) .....  5.650   10/10/97   2,000,002
 2,000  Swiss Bank Corp., N.Y. (P-1, A-1+) .......  5.900   08/28/98   1,999,259
                                                                     -----------
                                                                      14,001,343
                                                                     -----------
        Total Certificates of Deposit
           (cost - $18,001,111)                                       18,001,111
                                                                     -----------
        COMMERCIAL PAPER -- 23.18%
        COMMERCIAL FINANCE - 3.02%
 2,000  General Electric Capital Corp.
           (P-1, A-1+) ...........................  5.560   05/08/98   1,932,353
                                                                     -----------
        DIVERSIFIED RECEIVABLES CONDUIT - 7.82%
 2,500  Sheffield Receivables Corp. (P-1, A-1+) ..  5.530   10/06/97   2,498,080
 2,500  Twin Towers Inc. (P-1, A-1+) .............  5.530   10/08/97   2,497,312
                                                                     -----------
                                                                       4,995,392
                                                                     -----------
        SECURITIES DEALERS - 6.98%
 2,000  Goldman Sachs Group L.P. (P-1, A-1+) .....  6.350   10/01/97   2,000,000
 2,500  Merrill Lynch & Co. (P-1+, A-1) ..........  5.550   01/14/98   2,459,531
                                                                     -----------
                                                                       4,459,531
                                                                     -----------
        YANKEE DOLLAR COMMERCIAL PAPER - 5.36%
 2,500  Nordbanken N.A. (P-1, A-1) ...............  5.550   01/08/98   2,461,844
 1,000  Royal Bank of Canada (P-1, A-1+) .........  5.600   05/08/98     965,933
                                                                     -----------
                                                                       3,427,777
                                                                     -----------
        Total Commercial Paper
           (cost - $14,815,053) ..................                    14,815,053
                                                                     -----------

The accompanying notes are an integral part of the financial statements.

                             THE BEAR STEARNS FUNDS

                          Prime Money Market Portfolio
                            PORTFOLIO OF INVESTMENTS
                               SEPTEMBER 30, 1997
                                   (UNAUDITED)
--------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT                                      INTEREST       MATURITY    MARKET
(000'S)                                        RATE           DATE       VALUE
--------------------------------------------------------------------------------
            CORPORATE OBLIGATIONS -- 24.19%
            BANKS - DOMESTIC - 13.95%
$2,000      Bank of America N.A.
              (P-1, A-1+)* .................. 5.710%        10/01/97 $ 1,998,940
 3,000      J.P. Morgan & Co., Inc.
              (P-1, A-1+) ................... 0.000(DAGGER) 04/01/98   2,915,716
 2,000      Key Bank N.A. (P-1, A-1)* ....... 5.490         10/01/97   1,998,767
 2,000      PNC Bank, N.A. (P-1, A-1)*....... 5.730         10/01/97   1,998,690
                                                                     -----------
                                                                       8,912,113
                                                                     -----------
            BANK - FOREIGN - 3.13%
 2,000      ANZ Banking Group, Ltd.
              (P-1, A-1+)* .................. 5.605         10/01/97   1,999,282
                                                                     -----------
            COMMERCIAL FINANCE - 3.20%
 2,000      Norwest Financial Inc.
              (P-1, A-1+) ................... 8.500         08/15/98   2,042,433
                                                                     -----------
            INVESTMENT STRUCTURE - 3.91%
 2,500      Sigma Finance Corp.
              (P-1, A-1+)* .................. 5.675         10/27/97   2,500,000
                                                                     -----------
            Total Corporate Obligations
               (cost - $15,453,828) ...                               15,453,828
                                                                     -----------
            REPURCHASE AGREEMENTS -- 24.37%
            SECURITIES DEALERS - 24.37%
 5,575      Goldman Sachs & Co.** ........... 6.200       10/01/97     5,575,000
10,000      Morgan Stanley & Co.,
              Inc.** ........................ 6.250       10/01/97    10,000,000
                                                                     -----------
            Total Repurchase Agreements
               (amortized cost -
               $15,575,000) .................                         15,575,000
                                                                     -----------
            Total Investments -- 99.91%
               (amortized cost -
               $63,844,992***) ..............                         63,844,992

            Other assets in excess of
              liabilities -- 0.09% ..........                             58,761
                                                                     -----------
            Net Assets -- 100.00% ...........                        $63,903,753
                                                                     ===========
------------
(DAGGER) Zero Coupon Bond.
* Variable Rate Obligations -- The rate shown is the rate as of September 30, 1997 and the maturity date shown is the date the principal amount can be recovered upon demand or put.
  ** See notes to financial statements for description of underlying collateral. *** The cost of investments for federal income tax purposes is substantially the same as for financial reporting purposes.


The accompanying notes are an integral part of the financial statements.

                             THE BEAR STEARNS FUNDS

                          Prime Money Market Portfolio
                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 1997
                                   (UNAUDITED)

ASSETS
   Investments, at amortized cost which approximates market value
     (identified and tax cost - $63,844,992) .................   $63,844,992
   Cash ......................................................         1,760
   Receivable from investment adviser ........................        35,332
   Interest receivable .......................................       341,909
   Deferred organization expenses and other assets ...........        80,912
                                                                 -----------
          Total assets .......................................    64,304,905
                                                                 -----------
LIABILITIES
   Dividends payable .........................................       291,931
   Administration fee payable ................................         2,647
   Custodian fee payable .....................................           493
   Organization expenses payable .............................        34,846
   Accrued expenses ..........................................        71,235
                                                                 -----------
          Total liabilities ..................................       401,152
                                                                 -----------
NET ASSETS
   Capital stock, $0.001 par value (unlimited shares
      of beneficial interest authorized) .....................        63,904
   Paid-in capital ...........................................    63,839,849
                                                                 -----------
          Net assets .........................................   $63,903,753
                                                                 ===========
CLASS Y
   Net assets ................................................   $63,903,753
                                                                 -----------
   Shares of beneficial interest outstanding .................    63,903,753
                                                                 -----------
   Net asset value, offering and redemption
       price per share .......................................         $1.00
                                                                       =====


The accompanying notes are an integral part of the financial statements.

                             THE BEAR STEARNS FUNDS

                          Prime Money Market Portfolio
                             STATEMENT OF OPERATIONS
            FOR THE PERIOD JULY 14, 1997* THROUGH SEPTEMBER 30, 1997
                                   (UNAUDITED)

INVESTMENT INCOME
   Interest .........................................................  $711,124
                                                                       --------
EXPENSES
   Advisory fees ....................................................    24,914
   Legal and auditing fees ..........................................    13,825
   Federal and state registration fees ..............................    12,154
   Reports and notices to shareholders ..............................     9,115
   Administration fees ..............................................     6,207
   Transfer agent fees and expenses .................................     5,194
   Insurance expenses ...............................................     5,165
   Accounting fees ..................................................     3,938
   Amortization of organization expenses ............................     2,415
   Custodian fees and expenses ......................................     1,890
   Trustees' fees and expenses ......................................     1,215
   Other ............................................................     1,930
                                                                       --------
     Total expenses before waivers and reimbursements ...............    87,962
     Less: waivers and reimbursements ...............................   (70,560)
                                                                       --------
     Total expenses after waivers and reimbursements ................    17,402
                                                                       --------
Net investment income ...............................................   693,722
                                                                       --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ................  $693,722
                                                                       ========

----------
* Commencement of investment operations.

The accompanying notes are an integral part of the financial statements.

                             THE BEAR STEARNS FUNDS

                          Prime Money Market Portfolio
                       STATEMENT OF CHANGES IN NET ASSETS

                                                             FOR THE PERIOD
                                                         JULY 14, 1997* THROUGH
                                                           SEPTEMBER 30, 1997
                                                               (UNAUDITED)
                                                         ----------------------
INCREASE IN NET ASSETS FROM
   OPERATIONS
     Net investment income ...............................     $   693,722
                                                               -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income .................................        (693,722)
                                                               -----------
SHARES OF BENEFICIAL INTEREST**
   Net proceeds from the sale of shares ..................      72,902,623
   Cost of shares repurchased ............................      (9,400,663)
   Shares issued in reinvestment of dividends ............         401,792
                                                               -----------
   Net increase in net assets derived from shares of
     beneficial interest transactions ....................      63,903,752
                                                               -----------
   Total increase in net assets ..........................      63,903,752
NET ASSETS
   Beginning of period ...................................               1
                                                               -----------
   End of period .........................................     $63,903,753
                                                               ===========

---------
*  Commencement of investment operations.
** Share transactions at net asset value of $1.00 per share.

The accompanying notes are an integral part of the financial statements.

                             THE BEAR STEARNS FUNDS

                          Prime Money Market Portfolio
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the period. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------


                                                               FOR THE PERIOD
                                                          JULY 14, 1997* THROUGH
                                                            SEPTEMBER 30, 1997
                                                                (UNAUDITED)
                                                          ----------------------
                                                                CLASS Y
                                                          ----------------------
PER SHARE OPERATING PERFORMANCE
   Net asset value, beginning of period .....................    $ 1.00
                                                                 ------
   Net investment income(1) .................................    0.0121
                                                                 ------
   Net increase in net assets resulting from operations .....    0.0121
                                                                 ------
   Dividends to shareholders from
     Net investment income ..................................   (0.0121)
                                                                 ------
   Net asset value, end of period ...........................    $ 1.00
                                                                 ======
   Total investment return(2)(3) ............................      5.72%
                                                                 ======

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (000's omitted). ...............   $63,904
   Ratio of expenses to average net assets(1)(3)(4) .........      0.14%
   Ratio of net investment income to average
      net assets(1)(3) ......................................      5.57%
   Decrease reflected in above expense ratios and
      net investment income due to waivers and
      reimbursements(3). ....................................      0.57%

-------------
  *  Commencement of investment operations.
(1)  Reflects waivers and reimbursements.
(2) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions.
(3)  Annualized.
(4) Without the waiver of advisory fee and reimbursement of certain operating expenses, the ratio of expenses to average net assets for Prime Money Market Portfolio would have been 0.71% annualized for the period July 14, 1997 through September 30, 1997.

The accompanying notes are an integral part of the financial statements.

                             THE BEAR STEARNS FUNDS

                          Prime Money Market Portfolio
                  NOTES TO FINANCIAL STATEMENTS -- (UNAUDITED)


ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Bear Stearns Funds (the "Fund") was organized as a Massachusetts business trust on September 29, 1994 and is registered with the Securities and Exchange Commission (the "Commission") under the Investment Company Act of 1940, as amended (the "Investment Company Act"), as an open-end management investment company. The Fund consists of seven separate portfolios: four diversified portfolios, Large Cap Value Portfolio, Small Cap Value Portfolio, Total Return Bond Portfolio, and Prime Money Market Portfolio (the "Portfolio"), and three non-diversified portfolios, The Insiders Select Fund, S&P STARS Portfolio and Focus List Portfolio. Each portfolio is treated as a separate entity for certain matters under the Investment Company Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. As of the date hereof, each portfolio (except the Prime Money Market Portfolio which only offers shares designated as class Y and Focus List Portfolio which has not yet commenced the public offering of its shares) offers three classes of shares, which have been designated as class A, C, and Y shares.

ORGANIZATIONAL MATTERS -- Prior to commencing investment operations on July 14, 1997, the Portfolio did not have any transactions other than those relating to organizational matters and the sale of one class Y share to Bear, Stearns & Co. Inc., ("Bear Stearns" or the "Distributor"). Costs of $56,500 which were incurred by the Portfolio in connection with the organization, registration with the Commission and initial public offering of its shares, have been deferred and are being amortized using the straight-line method over the period of benefit not exceeding sixty months, beginning with the commencement of investment operations of the Portfolio. In the event that the Distributor or any transferee of the Distributor redeems any of its original shares in the Portfolio prior to the end of the sixty month period, the proceeds of the redemption payable in respect of such shares shall be reduced by the pro rata share (based on the proportionate share of the original shares redeemed to the total number of original shares outstanding at the time of the redemption) of the unamortized deferred organization expenses as of the date of such redemption. In the event that the portfolio is liquidated prior to the end of the sixty month period, the Distributor or the transferee of the Distributor shall bear the unamortized deferred organization expenses.

PORTFOLIO VALUATION -- Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuations are performed in an attempt to avoid dilution or other unfair results to shareholders. The Portfolio seeks to maintain a net asset value of $1.00 per share, although there is no assurance that it will be able to do so on a continuing basis.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are recorded on the trade date (the date on which the order to buy or sell is executed). Realized gains and losses are calculated on the identified cost basis for both financial reporting and income tax purposes. Interest income and expenses are recorded on the accrual basis.

U.S. FEDERAL TAX STATUS -- The Portfolio intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing during each calendar year substantially all of its ordinary income and capital gains, if any, the Portfolio intends not to be subject to a U.S. federal excise tax.

DIVIDENDS AND DISTRIBUTIONS -- Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

REPURCHASE AGREEMENTS -- The Portfolio may purchase securities from financial institutions subject to the seller's agreement to repurchase and the Portfolio's agreement to resell the securities at par. The investment adviser only enters into repurchase agreements with financial institutions that are primary dealers and deemed to be creditworthy by the investment adviser in accordance with procedures adopted by the Board of Trustees. Securities purchased subject to repurchase agreements are maintained with a custodian of the Portfolio and must have, at all times, an aggregate market value greater than or equal to the repurchase price plus accrued interest. If the value of the underlying securities falls below 102% of the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next Portfolio business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Portfolio has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller.

MANAGEMENT ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make certain estimates and assumptions that may affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.


TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

During the period ended September 30, 1997, Bear Stearns Funds Management Inc. ("BSFM" or the "Adviser"), a wholly-owned subsidiary of The Bear Stearns Companies Inc., serves as the investment adviser pursuant to an Investment Advisory Agreement with the Portfolio. The Adviser is entitled to receive from the Portfolio a monthly fee equal to an annual rate of 0.20% of the Portfolio's average daily net assets.

During the period ended September 30, 1997, BSFM (or the "Administrator") served as administrator to the Portfolio pursuant to an Administration Agreement. The Administrator is entitled to receive from the Portfolio a monthly fee equal to 0.05% of the Portfolio's average daily net assets. Under the terms of an Administrative Services Agreement with the Portfolio, PFPC Inc. provides certain administrative services to the Portfolio. For providing these services, PFPC Inc. is entitled to receive from the Portfolio a monthly fee equal to an annual rate of 0.075% of the Portfolio's average daily net assets up to $150 million, 0.04% of the next $150 million, 0.02% of the next $300 million and 0.0125% of net assets above $600 million, subject to a minimum monthly fee of $6,250 for the Portfolio. During the period ended September 30, 1997, PFPC Inc. has voluntarily waived a portion of its fee.

During the period ended September 30, 1997, the adviser has voluntarily undertaken to limit the Portfolio's operating expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary items) to a maximum annual level of no more than 0.20% of its average daily net assets. The effective net operating expense ratio for the period was 0.14% of the Portfolio's average daily net assets (annualized). As necessary, this limitation is effected by waivers by the Adviser of its advisory fees and reimbursements of expenses exceeding the advisory fee. For the period ended September 30, 1997, the Adviser waived advisory fees of $24,914. In addition, the Adviser reimbursed $45,646, in order to maintain the voluntary expense limitation.

Custodial Trust Company, a wholly-owned subsidiary of The Bear Stearns Companies Inc. and an affiliate of the Adviser and the Administrator, serves as custodian to the Portfolio.

SHARES OF BENEFICIAL INTEREST

The Portfolio currently offers class Y shares. There is no sales charge or CDSC on class Y shares, which are offered primarily to institutional investors.

At September 30, 1997 there was an unlimited amount of $0.001 par value shares of beneficial interest authorized for the Portfolio, of which Bear Stearns owned 50,374,856 of class Y shares (including 374,855 shares acquired through dividends reinvested).


COLLATERAL FOR REPURCHASE AGREEMENTS

Listed below is the collateral associated with the repurchase agreement with Goldman, Sachs & Co. outstanding at September 30, 1997.

                          PRINCIPAL                 INTEREST    MARKET     ACCRUED      TOTAL
ISSUER                  AMOUNT (000'S)   MATURITY     RATE       VALUE    INTEREST      VALUE
------                  --------------   --------   --------  ----------  --------   ----------
U.S. Treasury Notes ....    $6,500       08/31/99    5.875%   $6,508,125   $29,537   $6,537,662

Listed below is the collateral associated with the repurchase agreement with Morgan Stanley & Co., Inc. outstanding at September 30, 1997.


                                                   EFFECTIVE
                          PRINCIPAL                  YIELD      MARKET     ACCRUED      TOTAL
ISSUER                  AMOUNT (000'S)   MATURITY     RATE       VALUE    INTEREST      VALUE
------                  --------------   --------  ---------  ----------  --------   ----------
Federal National Mortgage
   Association I/O .....    $27,160      02/01/31    6.114%   $10,246,306  $50,846   $10,297,151

-------------
  * Commencement of investment operations.
I/O Interest-Only, Zero Coupon.

CREDIT AGREEMENT

The Fund (on behalf of Prime Money Market Portfolio) has entered into a credit agreement with The First National Bank of Boston. Small Cap Value Portfolio, Large Cap Value Portfolio, The Insiders Select Fund, S&P STARS Portfolio, Total Return Bond Portfolio, Focus List Portfolio and Bear Stearns Investment Trust (the "Trust"), which consists of the Emerging Markets Debt Portfolio are also parties to the credit agreement. The agreement provides that each party to the credit agreement is permitted to borrow in an amount equal to the lesser of $25 million or 25% of the net assets of a Portfolio. At no time shall the aggregate outstanding principal amount of all loans to any of the Portfolios exceed $25 million. Each Portfolio as a fundamental policy is permitted to borrow in an amount up to 331/3% of the value of such Portfolio's assets. However, each Portfolio currently intends to borrow money only for temporary or emergency (not leveraging) purposes in an amount up to 15% (10% for the Emerging Markets Debt Portfolio) of its net assets. The line of credit will bear interest at the greater of: (i) the annual rate of interest announced from time to time from the bank at its head office as its Base Rate, or (ii) the Federal Funds Effective Rate plus 0.50%, or at the borrower's option, the rate quoted by The First National Bank of Boston.

Each loan is payable on demand or upon termination of this credit agreement or, for money market loans, on the last day of the interest period and, in any event, not later than 14 days from the date the loan was advanced. The Portfolio had no amounts outstanding under the line of credit agreement during the period ended September 30, 1997.

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



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


  BEAR
  STEARNS
  [LOGO OMITTED]

  The
Bear Stearns
  Funds

245 PARK AVENUE
NEW YORK, NY 10167
1.800.766.4111

Michael Minikes               Chairman of the Board
Robert S. Reitzes             President
Peter B. Fox                  Executive Vice President
William J. Montgoris          Executive Vice President
Peter M. Bren                 Trustee
Alan J. Dixon                 Trustee
John R. McKernan, Jr.         Trustee
M.B. Oglesby, Jr.             Trustee
Stephen A. Bornstein          Vice President
Donalda L. Fordyce            Vice President
Frank J. Maresca              Vice President and Treasurer
Ellen T. Arthur               Secretary
Vincent L. Pereira            Assistant Treasurer
Christina P. La Mastro        Assistant Secretary

INVESTMENT ADVISER            DISTRIBUTOR
AND ADMINISTRATOR             Bear, Stearns & Co. Inc.
Bear Stearns Funds            245 Park Avenue
Management Inc.               New York, NY 10167
245 Park Avenue
New York,  NY 10167           TRANSFER AND DIVIDEND
                              DISBURSEMENT AGENT
CUSTODIAN                     PFPC Inc
Custodial Trust Company       Bellevue Corporate Center
101 Carnegie Center           400 Bellevue Parkway
Princeton, NJ 08540           Wilmington, DE 19808

COUNSEL                       INDEPENDENT AUDITORS
Kramer, Levin,                Deloitte & Touche LLP
Naftalis & Frankel            Two World Financial Center
919 Third Avenue              New York, NY 10281
New York, NY 10022


                              .








The financial information included herein is taken from the records of the Portfolio without examination by independent auditors who do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Portfolio. It is not authorized for distribution to prospective investors in the Portfolio unless it is preceded or accompanied by a current prospectus which includes details regarding the Portfolio's objectives, policies, and other information. Total investment return is based on historical results and is not intended to indicate future performance. The investment return and principal value of an investment in the Portfolio will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than original cost.

Prime Money Market Portfolio is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Prime Money Market Portfolio will be able to maintain a stable net asset value of $1.00 per share.

                                                                    BSF-R-017-01